Deposits	12 Months Ended
Dec. 31, 2014
Banking and Thrift [Abstract]
Deposits
(7)	Deposits

Deposits at December 31, 2014 and 2013 are summarized as follows:

	In Thousands
	2014	2013
Demand deposits	$155,721	136,525
Savings accounts	102,432	93,130
Negotiable order of withdrawal accounts	375,967	329,572
Money market demand accounts	479,549	406,984
Certificates of deposit $100,000 or greater	229,709	251,722
Other certificates of deposit	225,766	240,815
Individual retirement accounts $100,000 or greater	40,590	42,487
Other individual retirement accounts	50,536	53,020

	$1,660,270	1,554,255

Principal maturities of certificates of deposit and individual retirement accounts at December 31, 2014 are as follows:

(In Thousands)
Maturity	Total
2015	$293,919
2016	103,990
2017	98,920
2018	28,209
2019	21,311
Thereafter	252

$546,601

The aggregate amount of overdrafts reclassified as loans receivable was $373,000 and $212,000 December 31, 2014 and 2013, respectively.

As of December 31, 2014 and 2013, the Bank was not required to maintain a cash balance with the Federal Reserve.